PIC INVESTMENT TRUST

                       Statement of Additional Information
                              Dated March 1, 1999,
                            as Amended March 31, 1999

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus of the Provident Investment Counsel Growth Fund I and Provident Investment Counsel Small Company Growth Fund I, series of PIC Investment Trust (the "Trust"). There are nine other series of the Trust: the Provident Investment Counsel Balanced Fund A, Provident Investment Counsel Growth Fund A, Provident Investment Counsel Mid Cap Fund A, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Balanced Fund B, Provident Investment Counsel Growth Fund B, Provident Investment Counsel Mid Cap Fund B, Provident Investment Counsel Small Company Growth Fund B and Provident Investment Counsel Small Cap Growth Fund I. The Provident Investment Counsel Growth Fund I (the "Growth Fund") invests in the PIC Growth Portfolio and the Provident Investment Counsel Small Company Growth Fund I (the "Small Company Growth Fund") invests in the PIC Small Cap Portfolio. (In this SAI, the Growth Fund and the Small Company Growth Fund may be referred to as the "Funds", and the PIC Growth Portfolio and PIC Small Cap Portfolio may be referred to as the "Portfolios.") Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

                                TABLE OF CONTENTS

Investment Objectives and Policies                            B-2
Management                                                    B-10
Custodian and Auditors                                        B-15
Portfolio Transactions and Brokerage                          B-16
Portfolio Turnover                                            B-17
Additional Purchase and Redemption Information                B-17
Net Asset Value                                               B-17
Taxation                                                      B-18
Dividends and Distributions                                   B-19
Performance Information                                       B-19
General Information                                           B-21
Financial Statements                                          B-22
Appendix                                                      B-22

                       INVESTMENT OBJECTIVES AND POLICIES

INTRODUCTION

         Each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since neither Fund will invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

         In addition to selling its shares to a Fund, a Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in a Portfolio may sell their shares to the public at prices different from those of a Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in a Portfolio. Information concerning other holders of interests in a Portfolio is available by calling (800) 618-7643.

         The Trustees of the Trust believe that this structure may enable a Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing a Fund's assets in a Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. A Fund's investment in a Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of a Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of a Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

         Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

THE GROWTH FUND

         The investment objective of the Growth Fund is to provide long-term growth of capital. There is no assurance that the Growth Fund will achieve its objective. The Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Growth Portfolio (the "Growth Portfolio"). The Growth Portfolio is a diversified open-end management investment company having the same investment objective as the Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Growth Fund and the Growth Portfolio. Because the investment characteristics of the Growth Fund will correspond directly to those of the Growth Portfolio, the discussion refers to those investments and techniques employed by the Growth Portfolio.

THE SMALL COMPANY GROWTH FUND

         The investment objective of the Small Company Growth Fund is to provide capital appreciation. There is no assurance that Small Company Growth Fund will achieve its objective. The Small Company Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Small Cap Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Small Company Growth Fund. The discussion below supplements information contained in the prospectus as to policies of the Small Company Growth Fund and the Small Cap Portfolio. Because the investment characteristics of the Small Company Growth Fund will correspond directly to those of the Small Cap Portfolio, the discussion refers to those investments and techniques employed by the Small Cap Portfolio.

INVESTMENT RESTRICTIONS

         The Trust (on behalf of the Funds) and the Portfolios have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Fund or a Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio. Except with respect to borrowing, changes in values of assets of a particular Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by such Fund or Portfolio at the time it purchases any security.

         As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Funds invest all of their assets in shares of the Portfolios. Each Fund's and each Portfolio's investment objective is fundamental.

In addition, neither Fund or Portfolio may:

         1. Issue senior securities, borrow money or pledge its assets, except that a Fund or a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

         2. Make short sales of securities or maintain a short position;

         3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

         4. Write put or call options, except that the Small Cap Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

         5. Act as underwriter (except to the extent a Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that either of the Funds may invest more than 25% of their assets in shares of a Portfolio;

         7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although either Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

         8. Purchase or sell commodities or commodity futures contracts, except that either Portfolio may purchase and sell stock index futures contracts;

         9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

         10. Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and the Portfolios and except for repurchase agreements); or

         11.  Make  investments  for  the  purpose  of  exercising   control  or
management.

         The Portfolios observe the following restrictions as a matter of operating but not fundamental policy.

         Neither Portfolio may:

         1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

         2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

SECURITIES AND INVESTMENT PRACTICES

         The discussion below supplements information contained in the prospectus as to investment policies of the Portfolios. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goals.

EQUITY SECURITIES

         Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

SHORT-TERM INVESTMENTS

         Short-Term Investments are debt securities that mature within a year of the date they are purchased by a Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. A Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

REPURCHASE AGREEMENTS

         Repurchase agreements are transactions in which a Fund or a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

         Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds and the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds and the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

OPTIONS ACTIVITIES

         The Small Cap Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Small Cap Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

         The Small Cap Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

         The Small Cap Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

         The Small Cap Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

         In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

FUTURES CONTRACTS

         The Portfolios may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

         Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

         A stock index futures contract may be used as a hedge by any of the Portfolios with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

         There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for a Portfolio than if it had not entered into any futures on stock indices.

         In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

         Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

FOREIGN SECURITIES

         The Portfolios may invest in foreign issuers in foreign markets. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. Neither Portfolio may invest more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ system.

         Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Portfolios may enter into forward contracts with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

         At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

         The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

SEGREGATED ACCOUNTS

         When a Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by a Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet a Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

DEBT SECURITIES AND RATINGS

         Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolios each have a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

         The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address           Position(s) Held       Principal Occupation(s)
  and Age                With the Trust          During Past 5 Years
  -------                --------------          -------------------

Jettie M. Edwards (age 52)  Trustee          Consulting principal of
76 Seaview Drive                             Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Jeffrey D. Lovell (age 46)  Trustee          Managing Director, President and
11150 Santa Monica Blvd.                     co-founder of Putnam, Lovell &
Ste 1650                                     Thornton, Inc. (investment bankers)
Los Angeles, CA 90025

Jeffrey J. Miller (age 48)  Trustee*         Managing Director and Secretary
300 North Lake Avenue                        of the Advisor
Pasadena, CA 91101

Wayne H. Smith (age 57)     Trustee          Vice President and Treasurer of
150 N. Orange Grove Blvd.                    Avery Dennison Corporation
Pasadena, CA 91103                           (pressure sensitive material and
                                             office products manufacturer)

Douglass B. Allen (age 37)  President*       Vice President of the Advisor;
300 North Lake Avenue                        Director of the Sycamores
Pasadena, CA 91101                           (non-profit children's treatment
                                             agency) since September 1998

Thad M. Brown (age 48)      Vice President,  Senior Vice President and Chief
300 North Lake Avenue       Secretary and    Financial Officer of the Advisor
Pasadena, CA 91101          Treasurer*

         The Trustees and officers of the Portfolio, their business address and their occupations during the past five years are:

Name, Address          Position(s) Held         Principal Occupation(s)
  and Age             With the Portfolio          During Past 5 Years
  -------             ------------------          -------------------

Richard N. Frank (age 75)  Trustee          Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                       Restaurants, Inc.; formerly Chairman
Pasadena, CA 91101                          of Lawry's Foods, Inc.

James Clayburn             Trustee          Dean Emeritus, John E. Anderson
 LaForce (age70)                            Graduate School of Management,
P.O. Box 1585                               University of California, Los
Pauma Valley, CA 92061                      Angeles. Director of The BlackRock
                                            Funds. Trustee of Payden & Rygel
                                            Investment  Trust.  Director  of the
                                            Timken Co., Rockwell International,
                                            Eli Lilly, Jacobs Engineering Group
                                            and Imperial Credit Industries.

Jeffrey J. Miller (age 48) Trustee*         Managing Director and Secretary of
300 North Lake Avenue                       the Advisor
Pasadena, CA 91101

Angelo R. Mozilo (age 59)  Trustee          Vice Chairman and Executive Vice
155 N. Lake Avenue                          President of Countrywide Credit
Pasadena, CA 91101                          Industries (mortgage banking)

Douglass B. Allen (age 37) President*       Vice President of the Advisor;
300 North Lake Avenue                       Director of the Sycamores
Pasadena, CA 91101                          (non-profit children's treatment
                                            agency) since September 1998

Thad M. Brown (age 48)     Vice President,  Senior Vice President and Chief
300 North Lake Avenue      Secretary and    Financial Officer of the Advisor
Pasadena, CA 91101         Treasurer*

----------
* denotes Trustees who are "interested persons" of the Trust or Portfolio under the 1940 Act.

         The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                                      Deferred
                                                       Deferred     Compensation      Total
                                                     Compensation    Accrued as   Compensation
                        Aggregate      Aggregate    Accrued as Part   Part of     From Trust and
                      Compensation   Compensation      of Trust      Portfolios   Portfolios paid
Name of Trustee        from Trust   from Portfolios    Expenses       Expenses      to Trustee
---------------        ----------   ---------------    --------       --------      ----------
Jettie M. Edwards         $13,000       $     0         $    0          $    0        $13,000
Bernard J. Johnson        $     0       $     0         $    0          $    0        $     0
Jeffrey D. Lovell         $     0       $     0         $3,232          $    0        $ 3,232
Wayne H. Smith            $     0       $     0         $3,232          $    0        $ 3,232
Richard N. Frank          $     0       $     0         $    0          $3,191        $ 3,191
James Clayburn LaForce    $     0       $12,000         $    0          $    0        $12,000
Angelo R. Mozilo          $     0       $     0         $    0          $3,190        $ 3,190

         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Growth Fund as of February 9, 1999:

Harris Trust and Savings Bank, Trustee - 5.09%
Chicago, IL 60603

Milbank Tweed Hadley & McCloy
 Partners Retirement Plan - 7.3%
Brooklyn, NY 11245

Vanguard Fiduciary Trust Co., Trustee - 31.66%
Valley Forge, PA 19482

         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Small Company Growth Fund as of February 9, 1999:

Strage & Co. - 14.70%
Westerville, OH 43086
Charles Schwab & Co., Inc.
 Special Custody Acct. - 13.63%
San Francisco, CA 94102

George E. Handtmann III and
 Janet L. Handtmann, Trustees - 5.73%
Carpenteria, CA 930133

UMBSC & Co. FBO
 Interstate Brands Corp
 Aggressive Growth Acct. - 20.22%
Kansas City, MO 64141

UMBSC & Co.
 FBO Interstate Brands Unit
 Elect-Mod Grt - 12.08%
Kansas City, MO 64141

Atlantic Trust Company,
 Nominee Account - 19.04%
Boston, MA 12210

         As of February 9, 1999, shares of the Funds owned by the Trustees and officers as a group were less than 1%.

THE ADVISOR

         The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

         The  following  information  is  provided  about  the  Advisor  and the
Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to separate Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

         The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.

         For its services, the Advisor receives a fee from the Growth and Small Cap Portfolios at an annual rate of 0.80% of their average daily net assets. During the fiscal years ended October 31, 1998, 1997, and 1996, the Advisor earned fees pursuant to the Advisory Agreements as follows: from the Growth Portfolio, $1,045,893, $838,058 and $949,431, respectively; and from the Small Cap Portfolio, $1,418,731, $1,525,768 and $1,395,748, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Growth and Small Cap Portfolios to 1.00% of average net assets. As a result, the Advisor paid expenses of the Growth Portfolio that exceeded these expense limits in the amounts of $22,176, $48,003 and $64,401 during the fiscal years ended October 31, 1998, 1997 and 1996, respectively. The Advisor paid expenses of the Small Cap Portfolio that exceeded these expense limits in the amounts of $24,920, $24,879 and $26,098 during the fiscal years ended October 31, 1998, 1997 and 1996, respectively.

         Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

         The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).

         The Advisor also provides certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust. During the fiscal years ended October 31, 1998, 1997 and 1996, the Advisor earned fees pursuant to the Administration Agreements from the Growth Fund (formerly the Institutional Growth Fund) of $255,010, $207,782 and $236,786, respectively. During the fiscal years ended October 31, 1998, 1997 and 1996, the Advisor earned fees of $70,124, $45,245 and $3,105, respectively from the Small Company Growth Fund (formerly PIC Institutional Small Cap Growth Fund). However, the Advisor has agreed to limit the aggregate expenses of the Growth Fund to 1.25% of its average daily net assets and the expenses of the Small Company Growth Fund to 1.45% of its average daily net assets. As a result, the Advisor waived all or a portion of its fee and/or reimbursed expenses of the Growth Fund that exceeded these expense limits in the amounts of $178,773, $110,144 and $55,034 during the fiscal years ended October 31, 1998, 1997 and 1996. In addition, the Advisor waived all or a portion of its fee and/or reimbursed expenses of the Small Company Growth Fund that exceeded these expense limits in the amounts of $15,053, $35,623 and $38,198 during the fiscal years ended October 31, 1998, 1997 and 1996.

         The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by the Advisor.

THE ADMINISTRATOR

         The Funds and the Portfolios each pay a monthly administration fee to Investment Company Administration, LLC for managing some of their business affairs. Each Portfolio pays an annual administration fee of 0.10% of its average net assets, subject to an annual minimum of $45,000. Each Fund pays an annual fee of $15,000.

         During each of the three years ended October 31, 1998, 1997 and 1996, the Growth Fund paid the Administrator fees in the amount of $15,000. During the fiscal years ended October 31, 1998, 1997 and 1996 the Small Company Growth Fund paid the Administrator fees in the amounts of $15,000, $15,000 and $4,999, respectively.

         During the fiscal years ended October 31, 1998, 1997 and 1996, the Growth Portfolio paid the Administrator fees in the amounts of $130,737, $103,757 and $118,678, respectively. During the fiscal years ended October 31, 1998, 1997 and 1996, the Small Company Growth Portfolio paid the Administrator fees in the amounts of $177,341, $190,721 and $174,469, respectively.

                             CUSTODIAN AND AUDITORS

         The Trust's  custodian,  Provident  National  Bank,  200 Stevens Drive,
Lester,  PA 19113 is  responsible  for  holding  the  Funds'  assets.  Provident
Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as each Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolios or the Funds which invest in the Portfolios.

         The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal years ended October 31, 1997 and 1996, the amount of brokerage commissions paid by the Growth Portfolio were $110,376 and $148,938, respectively. During the fiscal years ended October 31, 1997 and 1996, the amount of brokerage commissions paid by the Small Cap Portfolio were $218,087 and $115,709, respectively. During the fiscal year ended October 31, 1998, the Growth Portfolio paid $165,841 in brokerage commissions. Of that amount, $1,050 was paid in brokerage commissions to brokers who furnished research services. During the fiscal year ended October 31, 1998, the Small Cap Portfolio paid $208,083 in brokerage commissions. Of that amount, $9,449 was paid in brokerage commissions to brokers who furnished research services.

         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolios.

         The debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolios directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER

         Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." Growth Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1998 and 1997 was 81.06% and 67.54%, respectively. Small Cap Portfolio's portfolio turnover rate for the fiscal years ended October 321, 1998 and 1997 was 81.75% and 151.52%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

         The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. Each Portfolio's net asset value is calculated separately.

         The net asset value per share is computed by dividing the value of the securities held by each Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

         Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

         The Funds will each be taxed as separate entities under the Internal Revenue Code (the "Code"), and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds (but not their shareholders) will be relieved of federal income tax one their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90%of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         Under the Taypayer Relief Act of 1997, different maximum tax rates apply to an individual's net capital gain depending on the individual's holding period and marginal rate of federal income tax - generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Pursuant to an Internal Revenue Service notice, each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and its shareholders must treat those portions accordingly.

         Each Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

TOTAL RETURN

         Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

YIELD

         Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                       --
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and; d equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

         Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

         Each Fund is a diversified trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Each Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

         The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

         The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its shares. If not so terminated, the Trust will continue indefinitely.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Funds for the fiscal year ended October 31, 1998 are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.

                                    APPENDIX
                             Description of Ratings

MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S RATINGS GROUP: CORPORATE BOND RATINGS

         AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                              PIC INVESTMENT TRUST

                       Statement of Additional Information
                              Dated March 5, 1999,
                            as Amended March 31, 1999

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus of the Provident Investment Counsel Small Cap Growth Fund I, a series of PIC Investment Trust (the "Trust"). There are ten other series of the Trust: Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Company Growth Fund I, Provident Investment Counsel Balanced Fund A, Provident Investment Counsel Growth Fund A, Provident Investment Counsel Mid Cap Fund A, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Balanced Fund B, Provident Investment Counsel Growth Fund B, Provident Investment Counsel Mid Cap Fund B and Provident Investment Counsel Small Company Growth Fund B. The Provident Investment Counsel Small Cap Growth Fund I (the "Fund") invests in the PIC Small Cap Portfolio (the "Portfolio"). Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolio. A copy of the Fund's prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone
(818) 449-8500.

                                TABLE OF CONTENTS

      Investment Objective and Policies                             B-2
      Management                                                    B- 9
      Custodian and Auditors                                        B-14
      Portfolio Transactions and Brokerage                          B-15
      Portfolio Turnover                                            B-16
      Additional Purchase and Redemption Information                B-16
      Net Asset Value                                               B-16
      Taxation                                                      B-17
      Dividends and Distributions                                   B-17
      Performance Information                                       B-18
      General Information                                           B-19
      Financial Statements                                          B-21
      Appendix                                                      B-22

                        INVESTMENT OBJECTIVE AND POLICIES

INTRODUCTION

         The investment objective of the Fund is to provide capital appreciation. There is no assurance that the Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the Portfolio. The Portfolio is a diversified open-end management investment company having the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and the Portfolio's investment objective cannot be changed without shareholder approval.

         In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in the Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available by calling
(800) 618-7643.

         The Trustees of the Trust believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

         Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

         The discussion below supplements information contained in the prospectus as to policies of the Fund and the Portfolio. Because the investment characteristics of the Fund will correspond directly to those of the Portfolio, the discussion refers to those investments and techniques employed by the Portfolio.

INVESTMENT RESTRICTIONS

         The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Fund or the Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Except with respect to borrowing, changes in values of assets of the Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund or Portfolio at the time it purchases any security.

         As a matter of fundamental policy, the Portfolio is diversified; i.e., as to 75% of the value of its total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Fund invests all of its assets in shares of the Portfolio.
The Fund's and the Portfolio's investment objective is fundamental.

In addition, the Fund or Portfolio may not:

         1. Issue senior securities, borrow money or pledge its assets, except that the Fund or the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

         2. Make short sales of securities or maintain a short position;

         3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

         4. Write put or call options, except that the Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

         5. Act as underwriter (except to the extent the Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of its assets in shares of the Portfolio;

         7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

         8. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts;

         9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

         10. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and the Portfolio and except for repurchase agreements); or

         11.  Make  investments  for  the  purpose  of  exercising   control  or
management.

         The Portfolio observes the following restrictions as a matter of operating but not fundamental policy.

         The Portfolio may not:

         1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

         2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

SECURITIES AND INVESTMENT PRACTICES

         The discussion below supplements information contained in the prospectus as to investment policies of the Portfolio. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goals.

EQUITY SECURITIES

         Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

SHORT-TERM INVESTMENTS

         Short-Term Investments are debt securities that mature within a year of the date they are purchased by the Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

REPURCHASE AGREEMENTS

         Repurchase agreements are transactions in which the Fund or the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

         Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund and the Portfolio intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

OPTIONS ACTIVITIES

         The Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

         The Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

         The Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

         The Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

         In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

FUTURES CONTRACTS

         The Portfolio may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

         Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

         A stock index futures contract may be used as a hedge by the Portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

         There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indices.

         In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

         Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

FOREIGN SECURITIES

         The Portfolio may invest in foreign issuers in foreign markets. In addition, the Portfolio may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. The Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ system.

         Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the
Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

         At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

         The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

SEGREGATED ACCOUNTS

         When the Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

DEBT SECURITIES AND RATINGS

         Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolio has a Board of Trustees which has comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

         The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address           Position(s) Held       Principal Occupation(s)
  and Age                With the Trust          During Past 5 Years
  -------                --------------          -------------------

Jettie M. Edwards (age 52)  Trustee          Consulting principal of
76 Seaview Drive                             Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Jeffrey D. Lovell (age 46)  Trustee          Managing Director, President and
11150 Santa Monica Blvd.                     co-founder of Putnam, Lovell &
Ste 1650                                     Thornton, Inc. (investment bankers)
Los Angeles, CA 90025

Jeffrey J. Miller (age 48)  Trustee*         Managing Director and Secretary
300 North Lake Avenue                        of the Advisor
Pasadena, CA 91101

Wayne H. Smith (age 57)     Trustee          Vice President and Treasurer of
150 N. Orange Grove Blvd.                    Avery Dennison Corporation
Pasadena, CA 91103                           (pressure sensitive material and
                                             office products manufacturer)

Douglass B. Allen (age 37)  President*       Vice President of the Advisor;
300 North Lake Avenue                        Director of the Sycamores
Pasadena, CA 91101                           (non-profit children's treatment
                                             agency) since September 1998

Thad M. Brown (age 48)      Vice President,  Senior Vice President and Chief
300 North Lake Avenue       Secretary and    Financial Officer of the Advisor
Pasadena, CA 91101          Treasurer*

         The Trustees and officers of the Portfolio, their business address and their occupations during the past five years are:

Name, Address          Position(s) Held         Principal Occupation(s)
  and Age             With the Portfolio          During Past 5 Years
  -------             ------------------          -------------------

Richard N. Frank (age 75)  Trustee          Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                       Restaurants, Inc.; formerly Chairman
Pasadena, CA 91101                          of Lawry's Foods, Inc.

James Clayburn             Trustee          Dean Emeritus, John E. Anderson
 LaForce (age70)                            Graduate School of Management,
P.O. Box 1585                               University of California, Los
Pauma Valley, CA 92061                      Angeles. Director of The BlackRock
                                            Funds. Trustee of Payden & Rygel
                                            Investment  Trust.  Director  of the
                                            Timken Co., Rockwell International,
                                            Eli Lilly, Jacobs Engineering Group
                                            and Imperial Credit Industries.

Jeffrey J. Miller (age 48) Trustee*         Managing Director and Secretary of
300 North Lake Avenue                       the Advisor
Pasadena, CA 91101

Angelo R. Mozilo (age 59)  Trustee          Vice Chairman and Executive Vice
155 N. Lake Avenue                          President of Countrywide Credit
Pasadena, CA 91101                          Industries (mortgage banking)

Douglass B. Allen (age 37) President*       Vice President of the Advisor;
300 North Lake Avenue                       Director of the Sycamores
Pasadena, CA 91101                          (non-profit children's treatment
                                            agency) since September 1998

Thad M. Brown (age 48)     Vice President,  Senior Vice President and Chief
300 North Lake Avenue      Secretary and    Financial Officer of the Advisor
Pasadena, CA 91101         Treasurer*

----------
* denotes Trustees who are "interested persons" of the Trust or Portfolio under the 1940 Act.

         The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                                      Deferred
                                                       Deferred     Compensation      Total
                                                     Compensation    Accrued as   Compensation
                        Aggregate      Aggregate    Accrued as Part   Part of     From Trust and
                      Compensation   Compensation      of Trust      Portfolios   Portfolios paid
Name of Trustee        from Trust   from Portfolios    Expenses       Expenses      to Trustee
---------------        ----------   ---------------    --------       --------      ----------
Jettie M. Edwards         $13,000       $     0         $    0          $    0        $13,000
Bernard J. Johnson        $     0       $     0         $    0          $    0        $     0
Jeffrey D. Lovell         $     0       $     0         $3,232          $    0        $ 3,232
Wayne H. Smith            $     0       $     0         $3,232          $    0        $ 3,232
Richard N. Frank          $     0       $     0         $    0          $3,191        $ 3,191
James Clayburn LaForce    $     0       $12,000         $    0          $    0        $12,000
Angelo R. Mozilo          $     0       $     0         $    0          $3,190        $ 3,190

         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Fund as of February 9, 1999:

Marine Midland Bank, Trustee - 12.02%
Buffalo, NY 14240

The Northern Trust Company, Trustee - 12.30%
Chicago, IL 60675

State Street Bank and Trust Company, Trustee - 24.72%
Boston, MA 02105
Summit Bank, Trustee - 15.79%
Hackensack, NJ 07602

US Bank National Assoc, Cust. - 9.72%
St. Paul, MN 55164

State Street Bank and Trust Company, Trustee - 8.13%
Westwood, MA 01090

         As of February 9, 1999, shares of the Fund owned by the Trustees and officers as a group were less than 1%.

THE ADVISOR

         The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

         The following information is provided about the Advisor and the Portfolio. Subject to the supervision of the Board of Trustees of the Portfolio, investment management and services will be provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor will provide a continuous investment program for the Portfolio and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolio and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

         The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into a new Advisory Agreement having the same terms as the previous Advisory Agreement with the Portfolio. The term "Advisor" also refers to the Advisor's predecessor.

         For its services, the Advisor receives a fee from the Portfolio at an annual rate of 0.80% of its average net assets. During the fiscal years ended October 31, 1998, 1997, and 1996, the Advisor earned fees pursuant to the Advisory Agreement in the amounts of $1,418,731, $1,525,768 and $1,395,748, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Portfolio to 1.00% of its average net assets. As a result, the Advisor paid expenses of the Portfolio that exceeded these expense limits in the amounts of $24,020, $24,879 and $26,098 during the fiscal years ended October 31, 1998, 1997 and 1996, respectively.

         Under the Advisory Agreement, the Advisor will not be liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Advisory Agreement will remain in effect for two years from its execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

         The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         The Advisor also provides certain administrative services to the Trust pursuant to an Administration Agreement, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of the Fund. During the fiscal years ended October 31, 1998, 1997 and 1996, the Advisor earned fees pursuant to the Administration Agreement from the Fund in the amounts of $278,287 , $334,603 and $345,808, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Fund to 1.00% of its average daily net assets. As a result, for the fiscal years ended October 31, 1998, 1997 and 1996, the Advisor waived all of its fee and reimbursed certain expenses of the Fund in the amounts of $75,766, $94,203, $79,635, respectively.

THE ADMINISTRATOR

         The Fund and the Portfolio each pay a monthly administration fee to Investment Company Administration, LLC for managing some of their business affairs.

         During each of the three years ended October 31, 1998, 1997 and 1996, the Fund paid the Administrator fees in the amount of 10,000.

         During the fiscal years ended October 31, 1998, 1997 and 1996, the Portfolio paid the Administrator fees in the amounts of $177,341, $190,721 and $174,469, respectively.

THE DISTRIBUTOR

         First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.

                             CUSTODIAN AND AUDITORS

         The Trust's  custodian,  Provident  National  Bank,  200 Stevens Drive,
Lester,  PA 19113 is  responsible  for  holding  the  Fund's  assets.  Provident
Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as the Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolio by placing purchase and sale orders for the Portfolio, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Portfolio and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolio or the Fund.

         The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal years ended October 31, 1997 and 1996, the amount of brokerage commissions paid by the Portfolio was $218,087 and $115,709, respectively. During the fiscal year ended October 31, 1998, the Portfolio paid $208,083 in brokerage commissions. Of that amount, $9,449 was paid in brokerage commissions to brokers who furnished research services.

         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolio in the valuation of its investments. The research which the Advisor receives for the Portfolio's brokerage commissions, whether or not useful to the Portfolio, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolio.

         The debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolio directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER

         Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." The Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1998 and 1997 was 81.75% and 151.52%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of the Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

         The net asset value of the Portfolio's shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day.

         The net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

         Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

         The Fund will be taxed as a separate entity under the Internal Revenue Code (the "Code"), and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90%of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         Under the Taypayer Relief Act of 1997, different maximum tax rates apply to an individual's net capital gain depending on the individual's holding period and marginal rate of federal income tax - generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Pursuant to an Internal Revenue Service notice, the Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and its shareholders must treat those portions accordingly.

         The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

TOTAL RETURN

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

YIELD

         Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                       --
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

         The Trust is a diversified trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to the Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

         The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

         The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its shares. If not so terminated, the Trust will continue indefinitely.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Fund for the fiscal year ended October 31, 1998 is a separate documents supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.

                                   APPENDIX
                             DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S RATINGS GROUP: CORPORATE BOND RATINGS

         AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.